Short-Term Borrowings	12 Months Ended
Aug. 31, 2020
Short-Term Borrowings [Abstract]
Short-Term Borrowings

10. SHORT-TERM BORROWINGS

On June 19, 2018 the Company established an accounts receivable securitization program with a Canadian financial institution which will allow it to sell certain trade receivables into the program up to a maximum of $100. The Company continues to service and retain substantially all of the risks and rewards relating to the trade receivables sold, and therefore, the trade receivables are recognized on the Company’s Consolidated Statements of Financial Position and the funding received is recorded as a current liability (revolving floating rate loans) secured by the trade receivables. The buyer’s interest in the accounts receivable ranks ahead of the Company’s interest and the program restricts it from using the trade receivables as collateral for any other purpose. The buyer of the trade receivables has no claim on any of the Company’s other assets.

On May 29, 2019, the Company amended the terms of its accounts receivable securitization program to extend the term of the program to May 29, 2022 and increase the sales committed up to a maximum of $200.

A summary of our accounts receivable securitization program as at August 31, 2020 is as follows:

	2020	2019
	$	$
Accounts receivable securitization program, beginning of period	40	40
Proceeds received from accounts receivable securitization	160	–
Repayment of accounts receivable securitization	–	–
Accounts receivable securitization program, end of period	200	40

	2020	2019
	$	$
Trade accounts receivable sold to buyer as security	446	434
Short-term borrowings from buyer	(200)	(40)
Overcollateralization	246	394